Accounts and notes receivables, net (Tables)	6 Months Ended
Jun. 30, 2022
Accounts and notes receivables, net
Schedule of accounts receivable

Accounts and notes receivables are consisted of the following:

	December 31, 2021	June 30, 2022
	RMB	RMB
		(Unaudited)
Notes receivable	4,588	7,474
Accounts receivable	78,332	68,046
Less: allowance for doubtful accounts	(34,969)	(35,104)
Accounts receivable, net	47,951	40,416